Segment reporting (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disclosure of segment reporting [Line Items]
Segment revenue	₨ 21,546,885	$ 311,500	₨ 20,685,613	₨ 18,432,020
Allocated segment expenses	(17,406,595)		(16,681,054)	(14,856,821)
Segment operating income / (loss)	4,140,290		4,004,559	3,575,199
Unallocated expenses:
Selling, general and administrative expenses	(1,070,249)		(1,148,710)	(1,004,673)
Depreciation and amortization	(1,533,912)	(22,176)	(1,754,537)	(1,758,776)
Other income / (expense), net	217,216	3,140	189,738	145,872
Finance income	46,314	670	129,325	122,584
Finance expenses	(728,344)	(10,530)	(496,780)	(437,109)
Profit before income taxes	1,071,315	15,488	923,595	643,097
Income tax (expense) / benefit	(2,612)	(38)	(194)	(698)
Profit / (loss) for the year	1,068,703	$ 15,450	923,401	642,399
Telecom services [member]
Disclosure of segment reporting [Line Items]
Segment revenue	11,601,041		9,981,730	10,173,014	[1]
Allocated segment expenses	(8,991,908)		(7,653,359)	(8,050,025)	[1]
Segment operating income / (loss)	2,609,133		2,328,371	2,122,989	[1]
Data center services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	3,144,900		2,434,561	1,975,076	[1]
Allocated segment expenses	(2,015,123)		(1,753,440)	(1,489,135)	[1]
Segment operating income / (loss)	1,129,777		681,121	485,941	[1]
Cloud and managed services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	1,474,099		956,672	919,960	[1]
Allocated segment expenses	(1,227,540)		(1,052,720)	(824,979)	[1]
Segment operating income / (loss)	246,559		(96,048)	94,981	[1]
Technology integration services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	3,486,942		3,444,642	2,687,852	[1]
Allocated segment expenses	(3,241,351)		(2,933,507)	(2,306,170)	[1]
Segment operating income / (loss)	245,591		511,135	381,682	[1]
Applications integration services [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	1,839,903		3,868,008	2,676,118	[1]
Allocated segment expenses	(1,930,673)		(3,288,028)	(2,186,512)	[1]
Segment operating income / (loss)	(90,770)		579,980	489,606	[1]
Total Segments [Member]
Disclosure of segment reporting [Line Items]
Segment revenue	9,945,844		10,703,883	8,259,006	[1]
Allocated segment expenses	(8,414,687)		(9,027,695)	(6,806,796)	[1]
Segment operating income / (loss)	₨ 1,531,157		₨ 1,676,188	₨ 1,452,210	[1]

[1]	The Chief Operating Decision Maker (CODM) has evaluated and grouped Data Center services, cloud and managed services, technology integration services and applications integration services into Data Center and IT services. There are no changes in the components of Telecom service segment. Accordingly, the segment information has been presented.